Note 3 - Business Combination (Details Textual) $ / shares in Units, $ in Thousands						12 Months Ended
	Sep. 12, 2022 USD ($) shares	Aug. 25, 2022 USD ($)	Apr. 15, 2022 USD ($) shares	Feb. 18, 2022 USD ($) shares	Jul. 26, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Jul. 01, 2021 USD ($)	Nov. 23, 2020
Business Combination, Share Exchange Ratio									8.69144
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
Payments for Exchange of Common Stock in Business Combination					$ 106,200
Stock Repurchased During Period, Shares (in shares) | shares					10,602,105
Common Stock, Shares Authorized (in shares) | shares					1,000,000,000	1,000,000,000	1,000,000,000
Preferred Stock, Shares Authorized (in shares) | shares					20,000,000		20,000,000
Common Stock, Shares, Outstanding, Ending Balance (in shares) | shares					180,272,638	185,277,588	181,821,767
Class of Warrant or Right, Outstanding (in shares) | shares					17,905,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares					$ 11.50
Cash Acquired in Excess of Payments to Acquire Business					$ 204,500
Business Combination, Acquisition Related Costs					$ 56,200
Business Combination, Contingent Consideration, Liability, Total						$ 6,600	$ 10,000		$ 29,600
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability						4,300	20,300
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable						1,517	0	$ 0
Payments to Acquire Businesses, Net of Cash Acquired, Total						18,572	$ (0)	$ (0)
Subscription Agreements [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares					14,000,000
Shares Issued, Price Per Share (in dollars per share) | $ / shares					$ 10.00
Proceeds from Issuance of Common Stock					$ 140,000
Conversion of Legacy AvePoint Common Stock into Common Stock [Member]
Conversion of Stock, Shares Issued (in shares) | shares					103,831,523
Conversion of Apec Class A Common Stock into Common Stock [Member]
Conversion of Stock, Shares Issued (in shares) | shares					34,982,628
Conversion of Apec Class B Common Stock into Common Stock [Member]
Conversion of Stock, Shares Issued (in shares) | shares					9,560,000
Conversion of Legacy AvePoint Preferred Stock into Common Stock [Member]
Conversion of Stock, Shares Issued (in shares) | shares					28,500,592
Conversion of Stock, Amount Issued					$ 130,900
Merger [Member]
Business Combination, Share Exchange Ratio										8.69144
I-Access Solutions Pte. Ltd. [Member]
Business Combination, Acquisition Related Costs				$ 300
Business Combination, Consideration Transferred, Total				7,100
Payments to Acquire Businesses, Gross				1,500
Business Combination, Contingent Consideration, Liability, Total			$ 5,800	$ 5,600
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability						$ 200
I-Access Solutions Pte. Ltd. [Member] | Technology-Based Intangible Assets [Member]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life (Year)				10 years
I-Access Solutions Pte. Ltd. [Member] | Customer-Related Intangible Assets [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life (Year)				1 year
I-Access Solutions Pte. Ltd. [Member] | Customer-Related Intangible Assets [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life (Year)				10 years
I-Access Solutions Pte. Ltd. [Member] | EduTech Common Shares [Member]
Business Combination, Contingent Consideration, Percentage of Shares				2.98%
Stock Issued During Period, Shares, Acquisitions (in shares) | shares				292,440
Business Acquisition, Shares Held in Escrow (in shares) | shares				30,252
Stock Issued for Acquisitions, No Longer Contingent and Reclassified to Mezzanine Equity (in shares) | shares			292,440
Business Acquisition, Shares Held in Escrow, No Longer Contingent and Reclassified to Mezzanine Equity (in shares) | shares			30,252
I-Access Solutions Pte. Ltd. [Member] | Put Option to Repurchase Shares [Member]
Business Acquisition, Conditional Option to Repurchase Shares				$ 5,900
Business Acquisition, Conditional Option to Repurchase Shares, Period (Month)				24 months
I-Access Solutions Pte. Ltd. [Member] | Revenue Surplus [Member]
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High				$ 700
I-Access Solutions Pte. Ltd. [Member] | Revenue Shortfall [Member]
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High				$ 700
Essential [Member]
Business Combination, Consideration Transferred, Total		$ 3,000
tyGraph [Member]
Business Combination, Acquisition Related Costs	$ 400
Business Combination, Consideration Transferred, Total	15,300
Payments to Acquire Businesses, Gross	$ 13,800
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in shares) | shares	324,845
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 1,500
Payments to Acquire Businesses, Net of Cash Acquired, Total	13,500
Other Payments to Acquire Businesses	200
tyGraph [Member] | Maximum [Member]
Business Acquisition, Transaction Costs	$ 100
tyGraph [Member] | Technology-Based Intangible Assets [Member]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life (Year)	6 years
tyGraph [Member] | Customer-Related Intangible Assets [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life (Year)	10 years